UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/10

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  2800 Quarry Lake Drive
Suite 220
  Baltimore, MD 21209



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Baltimore, MD                   06/30/2010

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:  $214,272

                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
					TITLE 				VALUE					INVESTMENT	OTHER			VOTING AUTHORITY
NAME OF ISSUER				OF CLASS	CUSIP		(1X$1000)	SHARES		SH/PRN	DESCRETION	MANAGERS	SOLE	SHARED		NONE
Berkshire Hathaway - Class B		COM	84670207		21,100.56	264,783		SH	SOLE		N/A		264,783	0	0
Legg Mason				COM	524901105		15,211.72	542,694.31	SH	SOLE		N/A		542,694.31	0	0
Conocophillips				COM	20825C104		13,232.53	269,556.45	SH	SOLE		N/A		269,556.45	0	0
Exelon					COM	30161N101		12,940.28	340,802.65	SH	SOLE		N/A		340,802.65	0	0
Home Depot				COM	437076102		12,015.26	428,046.17	SH	SOLE		N/A		428,046.17	0	0
Pfizer					COM	717081103		11,323.94	794,105.31	SH	SOLE		N/A		794,105.31	0	0
Microsoft				COM	594918104		9,507.56	413,192.49	SH	SOLE		N/A		413,192.49	0	0
Canadian Natural Resources		COM	136385101		9,412.63	283,256.93	SH	SOLE		N/A		283,256.93	0	0
Thermo Fisher Scientific		COM	883556102		8,618.62	175,711		SH	SOLE		N/A		175,711	0	0
Lockheed Martin				COM	539830109		7,762.01	104,188		SH	SOLE		N/A		104,188	0	0
Wal-Mart Stores				COM	931142103		7,686.06	159,893.16	SH	SOLE		N/A		159,893.16	0	0
American Express			COM	25816109		7,135.68	179,739.98	SH	SOLE		N/A		179,739.98	0	0
Procter & Gamble			COM	742718109		6,990.23	116,542.74	SH	SOLE		N/A		116,542.74	0	0
Corporate Executive Board		COM	21988R102		6,885.40	262,101.41	SH	SOLE		N/A		262,101.41	0	0
Contango Oil & Gas			COM	21075N204		6,020.53	134,537		SH	SOLE		N/A		134,537	0	0
Bank of America				COM	60505104		6,017.80	418,775.03	SH	SOLE		N/A		418,775.03	0	0
Sysco					COM	871829107		5,412.70	189,453.88	SH	SOLE		N/A		189,453.88	0	0
Sanofi-Aventis				COM	80105N105		5,262.44	175,064.69	SH	SOLE		N/A		175,064.69	0	0
Coca Cola				COM	191216100		4,919.49	98,154.29	SH	SOLE		N/A		98,154.29	0	0
Fairfax Financial			COM	303901102		4,706.16	12,695		SH	SOLE		N/A		12,695	0	0
Automatic Data Processing		COM	53015103		4,554.17	113,119		SH	SOLE		N/A		113,119	0	0
U S Bancorp				COM	902973304		3,995.08	178,751		SH	SOLE		N/A		178,751	0	0
Accenture				COM	G1150G111		3,966.55	102,627.41	SH	SOLE		N/A		102,627.41	0	0
CarMax					COM	143130102		3,259.76	163,807		SH	SOLE		N/A		163,807	0	0
General Dynamics			COM	369550108		2,242.88	38,300.57	SH	SOLE		N/A		38,300.57	0	0
Covidien				COM	G2554F105		2,164.27	53,864.46	SH	SOLE		N/A		53,864.46	0	0
Google					COM	38259P508		2,084.59	4,685		SH	SOLE		N/A		4,685	0	0
Ensco					COM	26874Q100		1,957.05	49,823		SH	SOLE		N/A		49,823	0	0
Abbott Laboratories			COM	2824100			1,950.40	41,693		SH	SOLE		N/A		41,693	0	0
USG					COM	903293405		1,674.94	138,654		SH	SOLE		N/A		138,654	0	0
Sears Holdings				COM	812350106		1,519.34	23,501		SH	SOLE		N/A		23,501	0	0
Paychex					COM	704326107		999.65		38,492.67	SH	SOLE		N/A		38,492.67	0	0
B P Prudhoe Bay Royalty Trust		COM	55630107		543.82		6,100		SH	SOLE		N/A		6,100		0	0
Visa					COM	92826C839		527.72		7,459		SH	SOLE		N/A		7,459		0	0
Johnson & Johnson			COM	478160104		263.43		4,460.39	SH	SOLE		N/A		4,460.39	0	0
America Movil SAB			COM	02364W105		161.50		3,400		SH	SOLE		N/A		3,400		0	0
Wells Fargo				COM	949746101		143.68		5,612.55	SH	SOLE		N/A		5,612.55	0	0
Exxon Mobil				COM	30231G102		102.10		1,789		SH	SOLE		N/A		1,789		0	0